Other Payables And Accruals - Summary of detailed information about contract liabilities (Detail) - HKD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of performance obligations [line items]
Beginning Value	$ 47,270,998	$ 111,974,163
Upfront fee received during the year		38,201,342
Revenue recognized during the year	(46,640,036)	(102,904,507)
Ending value	$ 630,962	$ 47,270,998